Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 18, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME, INVESTMENT OBJECTIVE AND INVESTMENT POLICIESSUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATIONXtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG) (the “fund”)The fund’s Board of Trustees (the “Board”) has approved changes to the fund proposed by DBX Advisors LLC, the fund’s investment advisor, in order to implement a new investment strategy for the fund, including: (i) a new fund name and ticker symbol; (ii) a new investment objective; (iii) a new underlying index, the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR; (iv) the replacement of the fund’s policy to normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities from countries other than the United States with a policy to normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from countries classified as emerging markets; and (v) a reduction in the fund’s unitary advisory fee. The changes to the fund are further described below and will become effective on or about August 18, 2021 (the “Effective Date”).On the Effective Date, the fund’s name will change to Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, and the fund’s ticker symbol will change from ACSG to EMCR. At that time, the fund will change its current investment objective of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA ESG Leaders Index to a new objective. The fund’s new investment objective will be to seek investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “Underlying Index”). The fund’s investment objective is not fundamental and may be changed by the Board without shareholder approval. So long as and to the extent it is required by applicable law, the fund will not change its new investment objective unless it provides shareholders with at least 60 days’ prior written notice of such change.Additionally, the Board approved changes to the fund’s investment policies, which will also take effect on the Effective Date, such that (i) as noted above, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from countries classified as emerging markets; and (ii) the fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index.Lastly, the Board has approved a reduction in the fund’s current unitary advisory fee of 0.16%. As of the Effective Date, the fund’s unitary advisory fee will be reduced to 0.15%.The fund’s current portfolio management team will continue to manage the fund’s assets after the Effective Date.Please Retain This Supplement for Future Reference
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME, INVESTMENT OBJECTIVE AND INVESTMENT POLICIESSUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATIONXtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG) (the “fund”)The fund’s Board of Trustees (the “Board”) has approved changes to the fund proposed by DBX Advisors LLC, the fund’s investment advisor, in order to implement a new investment strategy for the fund, including: (i) a new fund name and ticker symbol; (ii) a new investment objective; (iii) a new underlying index, the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR; (iv) the replacement of the fund’s policy to normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities from countries other than the United States with a policy to normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from countries classified as emerging markets; and (v) a reduction in the fund’s unitary advisory fee. The changes to the fund are further described below and will become effective on or about August 18, 2021 (the “Effective Date”).On the Effective Date, the fund’s name will change to Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, and the fund’s ticker symbol will change from ACSG to EMCR. At that time, the fund will change its current investment objective of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA ESG Leaders Index to a new objective. The fund’s new investment objective will be to seek investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “Underlying Index”). The fund’s investment objective is not fundamental and may be changed by the Board without shareholder approval. So long as and to the extent it is required by applicable law, the fund will not change its new investment objective unless it provides shareholders with at least 60 days’ prior written notice of such change.Additionally, the Board approved changes to the fund’s investment policies, which will also take effect on the Effective Date, such that (i) as noted above, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from countries classified as emerging markets; and (ii) the fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index.Lastly, the Board has approved a reduction in the fund’s current unitary advisory fee of 0.16%. As of the Effective Date, the fund’s unitary advisory fee will be reduced to 0.15%.The fund’s current portfolio management team will continue to manage the fund’s assets after the Effective Date.Please Retain This Supplement for Future Reference